Intangible assets - Summary of intangible assets (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	$ 2,779	$ 3,119	$ 3,279
Disposals, transfers and other movements	$ (134)	$ 36
Quebec smelters [member]
Disclosure of detailed information about intangible assets [Line Items]
Fair value less costs of disposal, post-tax discount rate	6.80%	6.70%
Description of recoverable amount of asset is fair value less costs of disposal or value in use	the Quebec smelters CGU. The Quebec smelters CGU was tested for impairment by reference to FVLCD using discounted cash flows, which is in line with the policy set out in note 1(i). The recoverable amount of the Quebec smelters is classified as level 3 under the fair value hierarchy
Description of level of fair value hierarchy within which fair value measurement is categorized	level 3
Water rights [member] | Quebec smelters [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	$ 1,684
Trademarks [member] | Bottom of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	14 years
Trademarks [member] | Top of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	20 years
Patented and non-patented technology [member] | Bottom of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	ten years
Patented and non-patented technology [member] | Top of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	20 years
Power contracts water rights [member] | Bottom of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	two years
Power contracts water rights [member] | Top of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	45 years
Other purchase and customer contracts [member] | Bottom of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	five years
Other purchase and customer contracts [member] | Top of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	15 years
Computer software [Member] | Bottom of range [Member] | Internally generated [Member]
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	two years
Computer software [Member] | Top of range [Member] | Internally generated [Member]
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	five years
Other intangible assets [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	$ 505	$ 463	387
Disposals, transfers and other movements	$ 103	79
Other intangible assets [Member] | Bottom of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	two years
Other intangible assets [Member] | Top of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Finite life intangible assets, useful lives	20 years
Exploration and evaluation [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	$ 233	393	$ 711
Disposals, transfers and other movements	$ (225)	(45)
Exploration and evaluation [member] | Kemano Tunnel Project [Member]
Disclosure of detailed information about intangible assets [Line Items]
Disposals, transfers and other movements		$ 34